                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21601

                          PIMCO Income Strategy Fund II
               (Exact name of registrant as specified in charter)

                        1633 Broadway, New York, NY 10019
                     (Address of Principal Executive Office)

                  Allianz Global Investors Fund Management LLC
                                  1633 Broadway
                               New York, NY 10019
                     (Name and Address of Agent for Service)

        Registrant's telephone number, including area code: 212-739-3000

                        Date of fiscal year end: July 31

          Date of reporting period: July 1, 2013 through June 30, 2014

ITEM 1. PROXY VOTING RECORD

Registrant Name : PIMCO Income Strategy Fund II
Fund Name : PIMCO Income Strategy Fund II


The fund did not vote proxies relating to portfolio securities during the period covered by this report.

SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):              PIMCO Income Strategy Fund II

By (Signature and Title)*: /s/ Julian F. Sluyters
                           --------------------------------
                           Name: Julian F. Sluyters
                           Title: President and Chief Executive Officer

Date: August 27, 2014

* Print the name and title of each signing officer under his or her signature.